ORDINARY SHARES	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
ORDINARY SHARES

12.  ORDINARY SHARES

The Company was established under the laws of British Virgin Islands on May 10, 2016. The authorized number of ordinary shares was 50,000 shares with a par value of US$1.0.

On July 14, 2021, the shareholders of the Company resolved to create an additional 300,000,000 of the authorized ordinary shares with a par value of US$0.0001 (the “Increase in Share Capital”). Following the Increase in Share Capital, on July 15, 2021, the Company newly issued 15,000,000 ordinary shares with a par value of US$0.0001 (the “Shares Issued”). Following the Shares Issued, the Company repurchased and cancelled 100 of the outstanding ordinary shares with a par value of US$1.0 issued and outstanding as of December 31, 2020 as well as cancelled 50,000 of the authorized ordinary shares with a par value of US$1.0.

The Company considered the above transactions as a 150,000-for-1 split of its ordinary shares and deemed the cancellation of 100 original ordinary shares with par value of US$1.0 and the new issuance of 15,000,000 ordinary shares with par value of US$0.0001 were part of the Company’s recapitalization prior to completion of its initial public offering. The Company believed it is appropriate to reflect the above transactions on a retroactive basis similar to stock split or dividend pursuant to ASC 260. All shares and per share amounts used herein and in the accompanying consolidated financial statements have been retroactively restated to reflect the share split.

On August 4, 2022, the Company entered into an underwriting agreement with Network 1 Financial Securities, Inc. and Alexander Capital, L.P. as underwriters named thereof, in connection with its IPO of 5,000,000 Ordinary Shares at a price of $4.00 per share. The Company’s Registration Statement on Form F-1 (File No. 333-264575) for the IPO, originally filed with the U.S. Securities and Exchange Commission (the “Commission”) on April 29, 2022 (as amended, the “Registration Statement”) was declared effective by the Commission on August 4, 2022. On August 10, 2022, the Company completed its IPO and listed its Ordinary Shares on the Nasdaq Capital Market under the symbol “MEGL”.

With the above IPO, the Company received total gross proceeds of HK$156,030,000 (US$20,000,000). After deducting a sum of HK$15,492,241 (US$1,985,803) in underwriting commission and other expenses, the Company received a total net proceeds of HK$140,537,759 (US$18,014,197).

On August 12, 2022, the underwriter exercised its warrants in full and the Company issued a total of 256,099 ordinary shares with no cash consideration on August 26, 2022.

As of December 31, 2022 and 2021, the authorized number of ordinary shares is 300,000,000 with a par value of US$0.0001 and the issued number of ordinary shares is 20,256,099 and 15,000,000, respectively.

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS